UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2006

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 99.7% (71.3% of Total Investments)

	Diversified – 2.0%

871,900	Newkirk Realty Trust Inc.	$14,368,912

	Industrial – 3.9%

626,600	First Industrial Realty Trust, Inc.	27,570,400

	Office – 30.5%

1,195,300	Brandywine Realty Trust	38,907,015
477,300	Equity Office Properties Trust	18,977,448
2,280,800	HRPT Properties Trust	27,255,560
1,090,500	Mack-Cali Realty Corporation	56,487,900
264,600	Maguire Properties, Inc.	10,779,804
1,120,600	Reckson Associates Realty Corporation	47,961,680
1,579,000	Republic Property Trust	17,400,580

	Total Office	217,769,987

	Residential – 22.3%

415,300	Apartment Investment & Management Company, Class A	22,596,473
795,000	Archstone-Smith Trust	43,279,800
464,500	AvalonBay Communities, Inc.	55,925,800
1,254,200	United Dominion Realty Trust	37,876,840

	Total Residential	159,678,913

	Retail – 17.5%

413,800	Federal Realty Investment Trust	30,745,340
721,900	Glimcher Realty Trust	17,888,682
691,000	Macerich Company	52,764,760
880,300	New Plan Excel Realty Trust	23,812,115

	Total Retail	125,210,897

	Specialized – 23.5%

2,307,600	Ashford Hospitality Trust Inc.	27,529,668
493,400	Cogdell Spencer Inc.	10,238,050
1,152,000	Extra Space Storage Inc.	19,941,120
931,564	Hersha Hospitality Trust	8,943,014
1,587,300	Nationwide Health Properties, Inc.	42,444,402
1,241,100	Senior Housing Properties Trust	26,485,074
1,496,800	U-Store-It Trust	32,121,328

	Total Specialized	167,702,656

	Total Real Estate Investment Trust Common Stocks (cost $448,181,199)	712,301,765

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 38.5% (27.6% of Total Investments)

	Diversified – 11.2%

370,000	BRE Properties, Series D	6.750%	$9,042,800
1,031,300	Crescent Real Estate Equities Company, Series A (Convertible)	6.750%	22,606,096
850,000	Crescent Real Estate Equities Company, Series B	9.500%	21,836,500
150,000	Lexington Corporate Properties Trust, Series B	8.050%	3,835,500
497,623	PS Business Parks, Inc., Series F	8.750%	12,599,814
400,000	PS Business Parks, Inc., Series O	7.375%	10,262,520

	Total Diversified		80,183,230

	Office – 6.9%

95,400	Alexandria Real Estate Equities Inc., Series B	9.100%	2,417,436
160,000	Alexandria Real Estate Equities Inc., Series C	8.375%	4,192,000
200,000	Corporate Office Properties Trust, Series G	8.000%	5,144,000
12,141	Highwoods Properties, Inc., Series A	8.625%	13,097,104
81,000	HRPT Properties Trust, Series C	7.125%	2,070,360
901,700	Maguire Properties, Inc., Series A	7.625%	22,235,922

	Total Office		49,156,822

	Residential – 5.8%

511,100	Apartment Investment & Management Company, Series U	7.750%	12,966,607
183,000	Apartment Investment & Management Company, Series Y	7.875%	4,629,900
945,000	Home Properties Inc., Series F	9.000%	24,130,575

	Total Residential		41,727,082

	Retail – 3.7%

160,000	Cedar Shopping Centers Inc., Series A	8.875%	4,254,400
113,000	Glimcher Realty Trust, Series F	8.750%	2,865,680
234,300	Glimcher Realty Trust, Series G	8.125%	5,878,587
125,000	Saul Centers, Inc., Series A	8.000%	3,201,875
400,000	Taubman Centers, Inc., Series H	7.625%	10,286,000

	Total Retail		26,486,542

	Specialized – 10.9%

130,000	Ashford Hospitality Trust, Series A	8.550%	3,347,500
407,900	FelCor Lodging Trust Inc., Series C, (2)	8.000%	10,160,790
120,000	Hersha Hospitality Trust, Series A	8.000%	3,115,200
592,000	LaSalle Hotel Properties, Series A	10.250%	15,167,040
1,000,000	Public Storage Inc., Series I	7.250%	25,920,000
175,000	Strategic Hotel Capital Inc., Series B	8.250%	4,558,750
320,000	Strategic Hotel Capital Inc., Series C	8.250%	8,208,000
300,000	Sunstone Hotel Investors Inc., Series A	8.000%	7,620,000

	Total Specialized		78,097,280

	Total Real Estate Investment Trust Preferred Stocks (cost $265,895,192)		275,650,956

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.6% (1.1% of Total Investments)

$11,092	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $11,096,708, collateralized by $9,180,000 U.S. Treasury Bonds, 6.500% due 11/15/26, value $11,314,350	4.800%	10/02/06	$11,092,271

	Total Short-Term Investments (cost $11,092,271)			11,092,271

	Total Investments (cost $725,168,662) – 139.8%			999,044,992

	Borrowings Payable – (9.8)% (3)			(70,000,000)

	Other Assets Less Liabilities – 1.1%			7,466,396

	Preferred Shares, at Liquidation Value – (31.1)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$714,511,388

Interest Rate Swaps outstanding at September 30, 2006:

							Unrealized
			Fund		Fixed Rate		Appreciation
	Notional	Floating Rate	Pay/Receive	Fixed Rate	Payment	Termination	(Depreciation)
Counterparty	Amount	Index	Floating Rate	(Annualized)	Frequency	Date	(U.S. Dollars)

Citigroup Inc.	$43,000,000	Monthly USD-LIBOR	Receive	4.800%	Monthly	2/06/07	$94,914
Citigroup Inc.	43,000,000	Monthly USD-LIBOR	Receive	5.190	Monthly	2/06/09	(217,542)

							$(122,628)

USD-LIBOR      (United States Dollar-London Interbank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment is eligible for the Dividends Received Deduction.

(3)	Borrowings payable as a percentage of total investments is (7.0)%.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $725,168,662.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$278,203,587
Depreciation	(4,327,257)

Net unrealized appreciation (depreciation) of investments	$273,876,330

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.